Income Taxes - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2019	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Line Items]
Unused tax losses			$ 151,000,000	$ 134,000,000
Deferred tax asset			0	0
Taxable income			(16,971,289)	(46,657,535)	$ (42,171,158)
Provision for income tax			0	$ 408,002	14,439
Singapore
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate				17.00%
Provision for income tax	$ 450,000	$ 450,000	0	$ 0
Singapore | BioGenetics Co. Ltd | License Agreements
Major Components Of Tax Expense Income [Line Items]
Upfront payments collected	$ 3,000,000	$ 3,000,000
Tax withholding rate	15.00%	15.00%
Singapore | Jaguahr Therapeutics Pte. Ltd.
Major Components Of Tax Expense Income [Line Items]
Taxable income			0	0
Singapore | ASLAN Pharmaceuticals Pte Ltd Singapore
Major Components Of Tax Expense Income [Line Items]
Taxable income			$ 0	0	0
Taiwan
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate						20.00%
Taiwan | Bottom of Range
Major Components Of Tax Expense Income [Line Items]
Decrease in unappropriated earnings due to the effect of corporate surtax rate			5.00%
Taiwan | ASLAN Pharmaceuticals Taiwan Limited
Major Components Of Tax Expense Income [Line Items]
Taxable income			$ 3,869,726
Australia
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate			30.00%
Taxable income			$ 0	0	0
Provision for income tax			$ 0	0	0
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate			16.50%
Taxable income			$ 0	0	0
Provision for income tax			0	0	0
Withholding taxes			$ 0	0	0
China
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate			25.00%
Taxable income			$ 0	0	0
Provision for income tax			0	0	0
UNITED STATES
Major Components Of Tax Expense Income [Line Items]
Taxable income			0	0	0
Provision for income tax			$ 0	$ 0	$ 0
Federal income tax rate			21.00%
State income tax rate			8.70%